Consolidated Statements of Cash Flows (USD $)	12 Months Ended		96 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Activities
Net loss for the period	$ (441,973)	$ (368,707)	$ (14,753,415)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense.	5,221	8,676	84,412
Accretion expense.	107,460		155,460
Common stock issued for services			3,112,893
Common stock subscribed for services.		11,475	1,478,975
Impairment of mineral properties.			910,000
Impairment of property and equipment.			8,033
Loss (gain) on sale of property and equipment.			8,675
Loss (gain) on forgiveness of debt.			(390,029)
Loss (gain) on fair value of derivatives.	100,824	(22,102)	127,451
Stock-based compensation.			4,952,286
Changes in operating assets and liabilities:
Increase (Decrease) in Accounts Receivable			0
Amounts receivable			76,222
Deferred financing costs.	(7,078)		(7,078)
Accounts payable and accrued liabilities	1,440	(778)	(96,099)
Net cash used in operating activities	(234,106)	(371,436)	(4,332,214)
Investing Activities
Acquisition of mineral properties			(110,000)
Proceeds from sale of assets			24,000
Purchase of property and equipment			(135,034)
Net cash used in investing activities			(221,034)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	65,000		3,455,500
Proceeds from issuance of convertible debt	232,500		232,500
Proceeds from loans payable			59,810
Proceeds from (repayments to) related parties, net	(35,912)	(52,000)	788,382
Due to related party	15,500	45,000	60,500
Net cash provided by financing activities	277,088	(7,000)	4,596,692
Increase (Decrease) in cash	42,982	(378,436)	43,444
Cash - Beginning of Period	578	379,014	116
Cash - End of Period	43,560	578	43,560
Supplemental Disclosures
Interest paid			0
Income tax paid			0
Non-Cash Investing and Financing Activities
Cancellation of common shares			(860,231)
Common shares issued to acquire mineral properties			800,000
Common shares issued to settle debt	125,142		1,446,936
Common shares issued to settle related party debt	52,000		52,000
Common shares issued for finders' fees			112,000
Common shares issued for prepaid services			476,222
Subscribed common stock issued for services		11,475	67,475
Subscribed common stock issued (cash received in prior period)			$ 250,000